UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania    April 24, 2007
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        45
Form 13F Information Table Value Total:        $223481
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      302     3946 SH       Sole                                       3946
ACCENTURE LTD BERMUDA CL A     COM              G1150G111     6748   175100 SH       Sole                    11000            164100
AMERICAN INTL GROUP COM        COM              026874107     5902    87799 SH       Sole                     4300             83499
AMGEN INC COM                  COM              031162100     6473   115829 SH       Sole                     4200            111629
AT&T CORP COM                  COM              00206R102      365     9259 SH       Sole                                       9259
BED BATH & BEYOND INC COM      COM              075896100     6208   154555 SH       Sole                     6800            147755
CENTEX CORP COM                COM              152312104     4408   105499 SH       Sole                     4200            101299
CISCO SYS INC COM              COM              17275R102     7647   299546 SH       Sole                    15800            283746
CITIGROUP INC COM              COM              172967101      202     3944 SH       Sole                                       3944
COSTCO WHSL CORP NEW COM       COM              22160K105     1019    18926 SH       Sole                                      18926
CROWN NORTHCORP INC COM        COM              228429106        0    28145 SH       Sole                                      28145
DISNEY WALT CO COM             COM              254687106     6690   194309 SH       Sole                    10000            184309
DU PONT E I DE NEMOURS COM     COM              263534109      912    18447 SH       Sole                                      18447
DUKE ENERGY HOLDING CORPORATIO COM              26441C105     2327   114673 SH       Sole                                     114673
EXXON MOBIL CORP COM           COM              30231G102    10362   137331 SH       Sole                     5500            131831
FISERV INC COM                 COM              337738108     6111   115175 SH       Sole                     7700            107475
GENERAL DYNAMICS CORP COM      COM              369550108     7771   101710 SH       Sole                     5200             96510
GENERAL ELEC CO COM            COM              369604103     8435   238533 SH       Sole                     9600            228933
HOME DEPOT INC COM             COM              437076102     6686   181988 SH       Sole                     7600            174388
ILLINOIS TOOL WKS INC COM      COM              452308109     7448   144333 SH       Sole                     6000            138333
INTERNATIONAL BUS MACH COM     COM              459200101     4987    52910 SH       Sole                     3100             49810
J P MORGAN CHASE & CO COM      COM              46625H100      443     9157 SH       Sole                                       9157
JOHNSON & JOHNSON COM          COM              478160104     8638   143338 SH       Sole                     5500            137838
KINDER MORGAN ENERGY UT LTD PA COM              494550106      585    11107 SH       Sole                                      11107
KOHLS CORP COM                 COM              500255104      483     6300 SH       Sole                                       6300
LEGG MASON INC                 COM              524901105     6031    64016 SH       Sole                     3150             60866
MARRIOTT INTL CL A             COM              571903202     6318   129050 SH       Sole                     9000            120050
MCGRAW HILL COS INC COM        COM              580645109     7031   111816 SH       Sole                     6200            105616
MEDTRONIC INC COM              COM              585055106     7242   147622 SH       Sole                     6000            141622
MICROSOFT CORP COM             COM              594918104     7243   259872 SH       Sole                    10800            249072
PEPSICO INC COM                COM              713448108     7963   125288 SH       Sole                     5000            120288
PROCTER & GAMBLE CO COM        COM              742718109      316     5006 SH       Sole                                       5006
SPECTRA ENERGY CORP COM        COM              847560109     1486    56581 SH       Sole                                      56581
STAPLES INC COM                COM              855030102     7195   278450 SH       Sole                    14250            264200
STRYKER CORP COM               COM              863667101     9089   137050 SH       Sole                     6600            130450
T ROWE PRICE GROUP INC         COM              74144T108     7460   158084 SH       Sole                     9000            149084
TEXAS INSTRS INC COM           COM              882508104     6256   207854 SH       Sole                    11000            196854
UNITED TECHNOLOGIES CP COM     COM              913017109     6837   105182 SH       Sole                     4700            100482
UNITEDHEALTH GROUP INC         COM              91324P102     7839   147986 SH       Sole                     6100            141886
VALERO ENERGY CORP NEW COM     COM              91913Y100      380     5900 SH       Sole                                       5900
WACHOVIA CORP 2ND NEW COM      COM              929903102      279     5077 SH       Sole                                       5077
WALGREEN CO COM                COM              931422109     7200   156900 SH       Sole                     6000            150900
WELLS FARGO & CO COM           COM              949746101     8983   260911 SH       Sole                     9000            251911
BP P L C SPONSORED ADR         ADR              055622104     6712   103658 SH       Sole                     4700             98958
ROYAL DUTCH SHELL PLC SPONS AD ADR              780259206      468     7064 SH       Sole                                       7064